Taxes (Tables)	12 Months Ended
Oct. 31, 2022
Taxes
Schedule of reconciliation of effective tax rate

As at	2022	2021
	$	$
Accounting Loss before income taxes	(73,763)	(35,767)
Canadian Statutory tax rate	23%	23%
Expected income tax recovery based on statutory rates	(16,966)	(8,226)

Increase (decrease) in taxes resulting from:
Non-deductible items	(979)	1,046
Tax on dispositions		813
Change in tax rates and subsidiary rate differential	(2,531)	82
Revaluation of tax estimates	(3,798)	1,344
Goodwill Impairment	12,134	-
Change in unrecognized deferred tax assets	7,796	3,875
Other items	1,429	336
Tax expense (recovery)	(2,915)	(730)

Components of the Deferred tax

For the year ended October 31, 2022	Deferred income tax asset (liability) beginning of year	Acquired business combination	Recognized in earnings	OCI	Deferred income tax asset (liability) end of year
	$	$	$		$
Capital assets	(12,277)	(2,424)	4,468	(774)	(11,007)
Right-of-use assets/liabilities	451	-	365	7	824
Other	3,100	347	(1,041)	-	2,405
Non-capital loss carry-forwards	19,044	88	7,173	-	26,305
Tax benefits not recognized	(18,895)	(1,440)	(7,796)	-	(28,131)
Total	(8,577)	(3,429)	3,170	(767)	(9,603)

Non-capital loss carry-forwards	-	-	-	-	-
Provision for obsolescence	(8,577)	(3,429)	3,170	(767)	(9,603)
Total	(8,577)	(3,429)	3,170	(767)	(9,603)